PREPAID CONCESSION FEES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PREPAID CONCESSION FEES
Prepaid Expense, Current	$ 718	$ 1,813
Bad debt provision accrual	$ 582